Net revenues - Schedule of revenue by geographical area (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022		Dec. 31, 2021
Disclosure of geographical areas [line items]
Net revenues	€ 189,544	€ 179,592	[1]	€ 149,419	[1]
North America
Disclosure of geographical areas [line items]
Net revenues	88,466	87,283		68,885
France
Disclosure of geographical areas [line items]
Net revenues	18,079	16,365		15,421
Brazil
Disclosure of geographical areas [line items]
Net revenues	13,742	11,363		7,607
Italy
Disclosure of geographical areas [line items]
Net revenues	11,790	10,840		10,065
Germany
Disclosure of geographical areas [line items]
Net revenues	10,467	9,046		7,891
United Kingdom
Disclosure of geographical areas [line items]
Net revenues	8,380	7,348		6,106
Turkey
Disclosure of geographical areas [line items]
Net revenues	6,187	3,110		2,294
Spain
Disclosure of geographical areas [line items]
Net revenues	5,147	5,307		4,428
Belgium
Disclosure of geographical areas [line items]
Net revenues	2,533	2,552		2,214
Netherlands
Disclosure of geographical areas [line items]
Net revenues	1,577	1,376		1,192
Argentina
Disclosure of geographical areas [line items]
Net revenues	1,524	2,735		1,961
Japan
Disclosure of geographical areas [line items]
Net revenues	1,377	1,152		1,174
Portugal
Disclosure of geographical areas [line items]
Net revenues	1,335	1,138		917
Poland
Disclosure of geographical areas [line items]
Net revenues	1,204	1,230		1,273
China
Disclosure of geographical areas [line items]
Net revenues	1,141	1,811		2,013
Algeria
Disclosure of geographical areas [line items]
Net revenues	1,079	277		192
Switzerland
Disclosure of geographical areas [line items]
Net revenues	930	763		1,160
Austria
Disclosure of geographical areas [line items]
Net revenues	812	801		1,085
Other countries
Disclosure of geographical areas [line items]
Net revenues	€ 13,774	€ 15,095		€ 13,541

[1]	Share of the profit of equity method investees is included in our Operating income effective January 1, 2023. Comparatives for 2022 and 2021 have been adjusted accordingly.
Refer to Note 2, Basis of preparation for additional information